Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (Note 4)	$ 425,354	$ 389,328
Accounts receivable, net of allowances for doubtful accounts and billing adjustments of $4.8 million and $4.0 million as of 2016 and 2015, respectively	432,847	314,705
Prepaid expenses and other current assets (Note 5)	164,488	154,199
Total current assets	1,022,689	858,232
Goodwill (Note 6)	3,270,952	1,545,424
Other intangible assets, net of accumulated amortization of $420.6 million and $257.1 million as of 2016 and 2015, respectively (Note 7)	906,676	328,320
Computer software, net of accumulated amortization of $757.4 million and $680.6 million as of 2016 and 2015, respectively (Note 8)	423,188	405,070
Property and equipment, net of accumulated depreciation and amortization of $480.7 million and $457.3 million as of 2016 and 2015, respectively (Note 9)	282,345	289,898
Contract acquisition costs, net of accumulated amortization of $309.7 million and $287.9 million as of 2016 and 2015, respectively (Note 10)	235,700	247,811
Equity investments, net (Note 11)	110,793	106,118
Deferred income tax assets (Note 14)	7,055	6,242
Other assets	106,779	90,780
Total assets	6,366,177	3,877,895
Current liabilities:
Accrued salaries and employee benefits	67,655	66,594
Current portion of long-term borrowings (Note 12)	48,040	50,078
Accounts payable	38,712	52,213
Current portion of obligations under capital leases (Note 12)	2,687	3,468
Other current liabilities (Note 13)	263,259	166,579
Total current liabilities	420,353	338,932
Long-term borrowings, excluding current portion (Note 12)	3,312,215	1,373,878
Deferred income tax liabilities (Note 14)	419,552	192,444
Obligations under capital leases, excluding current portion (Note 12)	1,061	3,663
Other long-term liabilities	88,983	96,886
Total liabilities	4,242,164	2,005,803
Redeemable noncontrolling interest in consolidated subsidiary	24,093	23,410
Commitments and contingencies (Note 15)
Shareholders' equity: (Notes 17, 18, 19 and 20)
Common stock - $0.10 par value. Authorized 600,000 shares; 202,765 and 202,769 issued as of 2016 and 2015 respectively; 183,451 and 182,781 outstanding as of 2016 and 2015, respectively	20,276	20,277
Additional paid-in capital	279,627	241,891
Accumulated other comprehensive loss, net (Note 20)	(56,158)	(33,544)
Treasury stock, at cost (19,314 and 19,988 shares as of 2016 and 2015, respectively)	(646,047)	(641,664)
Retained earnings	2,502,222	2,256,058
Total shareholders' equity	2,099,920	1,843,018
Noncontrolling interest in consolidated subsidiary		5,664
Total equity	2,099,920	1,848,682
Total liabilities and equity	$ 6,366,177	$ 3,877,895